Cash and Cash Equivalents (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Group [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 2,467,000	¥ 7,482,000